Fair Value Measurements - Summary of Changes in Fair Value of Stock Purchase Warrant (Detail) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Time-charter Swap
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value asset - beginning of the year	$ 875	$ 0
Settlements	(1,106)	(2,154)
Realized and unrealized gain	231	3,029
Fair value asset - at the end of the year	0	875
Warrant
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value asset - beginning of the year	287	5,164
Realized and unrealized gain	(287)	(4,877)
Fair value asset - at the end of the year	$ 0	$ 287